Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related party balances and transactions
Schedule of related party balances and transactions

Amounts due from related parties

The amounts due from related parties consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	4,439,705	—	—
JD LIYUAN LIMITED	—	17,558	2,451

All amounts due from related parties are unsecured, interest-free and repayable on demand.

Amounts due to related parties

The amounts due to related parties consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Mr. Yuan Li	275,000	245,000	34,201
Ms. Li Tan	100	—	—